Segmented Information	6 Months Ended
Jul. 31, 2023
Segmented Information.
Segmented Information

Note 22 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one reportable business segment providing logistics technology solutions. The following tables provide our disaggregated revenue information by geographic location of customer and revenue type:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022
Revenues
United States	96,822	78,569	187,338	147,633
Europe, Middle-East and Africa	33,652	30,746	67,307	65,377
Canada	8,337	9,171	16,624	17,457
Asia Pacific	4,582	4,525	8,738	8,939
	143,393	123,011	280,007	239,406

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022
Revenues
Services	130,744	109,372	254,854	212,205
Professional services and other	11,282	10,359	22,826	21,607
License	1,367	3,280	2,327	5,594
	143,393	123,011	280,007	239,406

License revenues are derived from perpetual licenses granted to our customers to use our software products. Services revenues are comprised of ongoing transactional and/or subscription fees for use of our services and products by our customers and maintenance, which include revenues associated with maintenance and support of our services and products. Professional services and other revenues are comprised of professional services revenues from consulting, implementation and training services related to our services and products, hardware revenues and other revenues.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	July 31,	January 31,
	2023	2023
Total long-lived assets
United States	196,277	138,007
Europe, Middle-East and Africa	30,480	32,921
Canada	56,064	63,414
Asia Pacific	11,808	6,900
	294,629	241,242